Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the six months ended June 30,
(€ thousands)	2023	2022
Profit attributable to shareholders of the Parent Company	45,967	14,038

Weighted average number of shares for basic earnings per share	244,167,243	237,314,960
Adjustments for calculation of diluted earnings per share:
CEO remuneration in shares (1)	1,041,460	1,230,826
Long-Term Incentive Awards 2022-2025 (2)	949,679	384,655
Non-executive directors remuneration in shares (3)	154,860	—
Weighted average number of shares for diluted earnings per share	246,313,241	238,930,441

Basic earnings per share in €	0.19	0.06
Diluted earnings per share in €	0.19	0.06